Parent Company Only Condensed Financial Information (Details) - Schedule of condensed balance sheets - Parent Company [Member] - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Current assets:
Cash and cash equivalents	$ 115,901	$ 12,975,407
Amounts due from subsidiaries	22,776,226	7,576,560
Prepayments, deposits and other assets, net	378,836	382,807
Total Current Assets	23,270,963	20,934,774
Non-Current assets:
Investments in subsidiaries	50,416,453	36,295,558
Total Assets	73,687,416	57,230,332
Current liabilities:
Salaries and benefits payable		541,285
Amounts due to subsidiaries	7,134,543
Total Current Liabilities	7,134,543	541,285
Total Liabilities	7,134,543	541,285
Shareholders’ Equity
Common stock, $0.0001 par value, 100,000,000 shares authorized; 22,444,822 shares issued and outstanding as of June 30, 2022; 20,293,552 shares issued and outstanding as of June 30, 2021*	2,244	2,029
Additional paid-in capital	55,705,209	48,516,695
Accumulated retained earnings	11,395,668	6,940,240
Accumulated other comprehensive (loss) income	(550,248)	1,230,083
Total Shareholders’ Equity	66,552,873	56,689,047
Total Liabilities and Shareholders’ Equity	$ 73,687,416	$ 57,230,332